Derivative financial instrument liabilities (Details 1) $ in Thousands	9 Months Ended
May 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Ending balance at derivative warrant liabilities	$ 5,100
Derivative Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	6,849
Change in fair value	(1,722)
Ending balance at derivative warrant liabilities	$ 5,127